Equity (Schedule of Changes in Accumulated Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Equity Note [Line Items]
Unrealized gain (loss) on securities arising during the period, Pre-tax amount	¥ 26,518	¥ 62,959	¥ 6,364
Less-Reclassification adjustment for realized (gain) loss included in net income, Pre-tax amount	(426)	8,939	1,294
Net change in unrealized gain (loss) on securities, Pre-tax amount	26,092	71,898	7,658
Unrealized gain (loss) on derivative instruments arising during the period, Pre-tax amount	(2,121)	(7,308)	(2,605)
Less-Reclassification adjustment for realized (gain) loss included in net income, Pre-tax amount	(3,885)	2,480	833
Net change in unrealized gain (loss) on derivative instruments, Pre-tax amount	(6,006)	(4,828)	(1,772)
Net change in foreign currency translation adjustments, Pre-tax amount	166,075	126,918	(84,991)
Unrealized gain (loss) on securities arising during the period, Tax benefit / (expense)	(10,226)	(20,920)	1,322
Less-Reclassification adjustment for realized (gain) loss included in net income, Tax benefit / (expense)	191	(3,469)	(742)
Net change in unrealized gain (loss) on securities, Tax benefit / (expense)	(10,035)	(24,389)	580
Unrealized gain (loss) on derivative instruments arising during the period, Tax benefit / (expense)	(323)	983	(148)
Less-Reclassification adjustment for realized (gain) loss included in net income, Tax benefit / (expense)	1,434	(891)	(311)
Net change in unrealized gain (loss) on derivative instruments, Tax benefit / (expense)	1,111	92	(459)
Net change in foreign currency translation adjustments, Tax benefit / (expense)	(9,604)	(14,530)	15,622
Unrealized gain (loss) on securities arising during the period, Net-of-tax amount	16,292	42,039	7,686
Less-Reclassification adjustment for realized (gain) loss included in net income, Net-of-tax amount	(235)	5,470	552
Net change in unrealized gain (loss) on securities, Net-of-tax amount	16,057	47,509	8,238
Unrealized gain (loss) on derivative instruments arising during the period, Net-of-tax amount	(2,444)	(6,325)	(2,753)
Less-Reclassification adjustment for realized (gain) loss included in net income, Net-of-tax amount	(2,451)	1,589	522
Net change in unrealized gain (loss) on derivative instruments, Net-of-tax amount	(4,895)	(4,736)	(2,231)
Net change in foreign currency translation adjustments, Net-of-tax amount	¥ 156,471	¥ 112,388	¥ (69,369)